Other receivables	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Receivables [Abstract]
Other receivables
16	Other receivables

	At December 31,
	2018	2017
Non-Current
Tax credits	20,331	28,927
Receivables from related parties (Note 26)	-	2,127
Trust funds (**)	107,411	136,689
Prepaid expenses	231	234
Other (***)	5,220	5,416
	133,193	173,393
Current
Tax credits	30,270	29,948
Guarantee deposit (*)	5,992	121,614
Receivables from related parties (Note 26)	9,611	13,203
Prepaid expenses	6,073	3,768
Other	14,585	14,529
	66,531	183,062

(*) As of December 31, 2017 includes a time deposit of CAAP for USD 90.7 million in pledge of a loan of Inframérica Concessionária do Aeroporto de Brasilia S.A. with Banco Santander that was released in 2018 (see Note 21).

(**) Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.

(***) As of December 31, 2017 includes fees related to Initial Public Offering project for USD 2.8 million.

The fair value of financial assets within current other receivables approximates to its carrying amount. The fair value of financial assets within non-current receivables amounts to approximately USD 128.4 million at December 31, 2018 (USD 165 million as of December 31, 2017). The fair value of these financial assets was calculated using a discounted cash flow (Level 3).